Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2016
Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0001559109
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	UTES
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2016
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016